18. Taxes payable (Details 1) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Taxes Payable Details 1
IPI on customs import	R$ 92,153
PIS and COFINS	98,491
PIS and COFINS on financial income	131,844
Income and social contribution taxes	23,372
Other	4,655
Total debt	350,515
Reductions in interest and fines	(21,249)
Use of tax losses carryforward	(227,689)
Amount payable in installments	R$ 101,577